INCOME TAXES - Reconciliation of unrecognized tax benefits (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Unrecognized Tax Benefit [Abstract]
Unrecognized tax benefits balance, beginning of year	$ 10,470	$ 11,568
Decreases for tax positions of prior years	(1,692)	(2,085)
Increases for tax positions of current year	1,452	1,859
Foreign currency impact	49	(872)
Unrecognized tax benefits balance, end of year	10,279	10,470
Maximum possible decrease in unrecognized tax benefits	2,600	2,000
Interest and penalties	100	100
Other losses and deductible temporary differences in various tax jurisdictions	285,500	203,500
Carryforwards of Canadian capital loss	140,500	140,500
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 194,700	$ 321,400